INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Narrative (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated as at FVTOCI		$ 1,449	$ 1,449	$ 0	[1]	$ 0	[1]
Orchard Therapeutics
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in associates		1.00%	1.00%	0.00%		0.00%
Upfront payment amount for acquisition	$ 17,500
Upfront payment, cash payment, intangible assets acquisition	10,000
Upfront payment, equity interests delivered, intangible assets acquisition	7,500
Contingent consideration	189,500
Fair value of shares acquired	$ 4,600
Upfront cash payment expensed as research and development expense		$ 10,000
Premium on equity expensed as research and development expense		2,900
Investments in equity instruments designated as at FVTOCI		$ 1,449	$ 1,449	$ 0		$ 0		$ 0
Ordinary shares traded at stock exchange (in percentage)		0.990	0.990

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.